Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
MORGAN STANLEY LIQUID ASSET FUND INC (Prospectus Summary): | MORGAN STANLEY LIQUID ASSET FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY LIQUID ASSET FUND INC.
Supplement Text	ck0000093285_SupplementTextBlock

Morgan Stanley

June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY LIQUID ASSET FUND INC.
Dated December 30, 2011

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley Liquid Asset Fund Inc. (the "Fund"). As a result, the following changes to the Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In selecting investments, the "Adviser," Morgan Stanley Investment Management Inc., and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.
Supplement Closing	ck0000093285_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
MORGAN STANLEY LIQUID ASSET FUND INC | MORGAN STANLEY LIQUID ASSET FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	dwlxx